Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation
S-K,
we provide the following disclosure regarding executive compensation and Company performance for the years listed below. For further information concerning ATI’s variable pay-for-performance
philosophy and how ATI aligns executive compensation with its performance, see “Executive Compensation — Compensation Discussion and Analysis.” Our Compensation and Leadership Development Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table total for CEO ($) (1)	Compensation actually paid to CEO ($) (2)	Average Summary Compensation Table total for non-CEO NEOs ($) (3)	Average Compensation actually paid to non-CEO NEOs ($) (4)	Value of initial fixed $100 investment based on:		Net Income ($)	ATI Adjusted EBITDA ($) (7)
					Total share- holder return ($)	Peer group total share-holder return ($) (5)

2023	7,670,554	35,206,270	2,902,853	12,593,071	220.09	174.04	410,800,000	634,600,000

2022	11,007,608	32,090,373	4,410,737	11,733,557	144.53	132.42	323,500,000	612,800,000

2021	7,590,345	6,677,580	2,792,700	2,480,715	77,11	149.62	184,600,000	366,500,000

2020	5,710,651	1,229,666	2,107,531	692,423	81.17	116.49	(1,559,600,000)	196,300,000

(1)
Reflects total compensation for our CEO, Robert S. Wetherbee, who is our “Principal Executive Officer,” as determined in accordance with Item 402(c) of
Regulation S-K
and (“Item 402(c)”) and reflected on the Company’s 2023 Summary Compensation Table as shown on page 65 of this Proxy Statement (the “Summary Compensation Table”) for 2023, 2022, 2021 and 2020 as indicated.

(2)
For a reconciliation of Compensation Actually Paid to Total Compensation as reflected on the Summary Compensation Table for Mr Wetherbee, see the immediately following table under the headings “Compensation Actually Paid to CEO.”

(3)
Reflects the average total compensation for our
non-CEO
NEOs as determined in accordance with Item 402(c) and reflected in the Summary Compensation Table for 2023, 2022, 2021 and 2020 as indicated. Compensation paid to the following executive officers is included in the average amounts shown for each such year:

2023: Kimberly A. Fields, Donald P. Newman, Elliot S. Davis and Timothy J. Harris

2022: Ms. Fields, Messrs. Newman and Davis and Kevin B. Kramer, who ceased to serve as an executive officer of the Company in 2022 and retired in January 2024.

2021: Ms. Fields and Messrs. Newman, Kramer and Davis

2020: Ms. Fields and Messrs. Newman and Kramer, as well as John D. Sims, former Executive Vice President for the Company’s HPMC business who retired in mid-2021
and Patrick J. DeCourcy, former Senior Vice President, Finance and Chief Financial Officer, who retired in January 2020.

(4)
For a reconciliation of average Compensation Actually Paid to average Total Compensation as reflected on the Summary Compensation Table for our non-CEO
NEOs, see the table below under the heading “Compensation Actually Paid to
Non-CEO
NEOs.”

(5)	The peer group used for the purposes of this table is the S&P MidCap 400 Industrials Index.

(6)	The Company Selected Measure for purposes of this table is ATI Adjusted EBITDA.
“Compensation Actually Paid,” as determined under applicable SEC rules, reflects adjusted values for unvested and vested equity awards during the years shown in the table based on year-end
stock prices, various accounting valuation assumptions, and other adjustments. As a result, Compensation Actually Paid fluctuates, potentially significantly, based on changes in our stock price and other assumed values and does not reflect the actual value realized by our CEO or any of our NEOs in connection with the vesting of those awards. The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our CEO during each of the years in question:
Compensation Actually Paid to CEO

Year	Amounts Reflected in Summary Compensation Table ($)			YE Fair Value of Equity Compensation granted in Current Year ($) (4)	Change in CY Fair Value of Unvested Prior Year Equity Awards ($) (5)	Change in CY Fair Value of Equity Awards Vesting in CY ($) (5)	Compensation Actually Paid ($)
	Total Compensation (1)	Pension Value (2)	Equity Value (3)

2023	7,670,554	(17,259)	(4,774,796)	8,913,063	13,040,130	10,374,578	35,206,270

2022	11,007,608	—	(7,555,702)	18,204,232	8,330,568	2,103,668	32,090,373

2021	7,590,345	—	(4,428,259)	3,040,422	(43,181)	518,253	6,677,580

2020	5,710,651	(45,679)	(4,128,163)	1,035,179	(1,234,013)	(108,309)	1,229,666

(1)	As determined in accordance with Item 402(c) and reflected on the Summary Compensation Table.

(2)
Amount shown for 2020 reflects the actuarial change in the present value of Mr. Wetherbee’s benefits under all defined benefit pension plans established by the Company, determined using interest rate and mortality rate assumptions consistent with those used in the Company’s financial statements. Effective December 31, 2014, the Company froze future benefit accruals in the ATI Pension Plan for all participating employees other than those in contractual employment arrangements. Also effective December 31, 2014, the Company froze the defined benefit-type non-qualified
deferred compensation plans in which salaried employees participate, including the defined benefit portion of the ATI Benefit Restoration Plan in which Mr. Wetherbee participates. In 2020, the discount rate used was 2.6% and had the effect of increasing the pension benefit to Mr. Wetherbee.

(3)
Aggregate grant date fair value, determined in accordance with FASB ASC Topic 718, of awards made to Mr. Wetherbee under the Company’s LTIP in 2023, 2022, 2021 and 2020 as indicated. Grant date fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the applicable grant date. Grant date fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(4)
Aggregate
year-end
2023, 2022, 2021 and 2020 (as applicable) fair value of the awards described in footnote (3) above.
Year-end
fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the last trading day of the applicable year.
Year-end
fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(5)	Changes in fair value determined by comparing fair values determined in the manner described above with comparable prior year values.
The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our non-CEO
NEOs during each of the years in question:
Compensation Actually Paid to
Non-CEO
NEOs

Year	Amounts Reflected in Summary Compensation Table ($)			YE Fair Value of Equity Compensation granted in Current Year ($) (4)	Change in CY Fair Value of Unvested Prior Year Equity Awards ($) (5)	Change in CY Fair Value of Equity Awards Vesting in CY ($) (5)	Prior Year-End Fair Value of Equity Awards Forfeited in CY ($) (6)	Compensation Actually Paid ($)
	Total Compensation (1)	Pension Value (2)	Equity Value (3)

2023	2,902,853	—	(1,549,120)	2,776,371	5,712,179	2,750,786	—	12,593,071

2022	4,410,737	—	(2,766,323)	6,781,978	2,710,245	596,920	—	11,733,557

2021	2,792,700	—	(1,392,976)	1,003,087	(12,807)	90,710	—	2,480,715

2020	2,107,531	(161,741)	(1,108,151)	393,196	(387,167)	(86,442)	(64,803)	692,423

(1)	As determined in accordance with Item 402(c) and reflected on the Summary Compensation Table

(2)
Amount shown for 2020 reflects the actuarial change in the present value of benefits for Mr. Sims, who retired in 2021, under all defined benefit pension plans established by the Company, determined using interest rate and mortality rate assumptions consistent with those used in the Company’s financial statements. Effective December 31, 2014, the Company froze future benefit accruals in the ATI Pension Plan for all participating employees other than those in contractual employment arrangements. Also effective December 31, 2014, the Company froze the defined benefit-type non-qualified
deferred compensation plans in which salaried employees participate, including the defined benefit portion of the ATI Benefit Restoration Plan in which Mr. Sims participated. In 2020, the discount rate used was 2.6% and had the effect of increasing the pension benefit to Mr. Sims.

(3)
Average grant date fair value, determined in accordance with FASB ASC Topic 718, of awards made to NEOs under the Company’s LTIP in 2022, 2021 and 2020 as indicated. Grant date fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the applicable grant date. Grant date fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(4)
Average
year-end
2023, 2022, 2021 and 2020 (as applicable) fair value of the awards described in footnote (3) above.
Year-end
fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the last trading day of the applicable year.
Year-end
fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(5)	Changes in fair value determined by comparing fair values determined in the manner described above with comparable prior year values.

(6)	Includes amounts forfeited by Mr. DeCourcy in connection with his retirement.

Company Selected Measure Name	ATI Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Reflects the average total compensation for our
non-CEO
NEOs as determined in accordance with Item 402(c) and reflected in the Summary Compensation Table for 2023, 2022, 2021 and 2020 as indicated. Compensation paid to the following executive officers is included in the average amounts shown for each such year:

2023: Kimberly A. Fields, Donald P. Newman, Elliot S. Davis and Timothy J. Harris

2022: Ms. Fields, Messrs. Newman and Davis and Kevin B. Kramer, who ceased to serve as an executive officer of the Company in 2022 and retired in January 2024.

2021: Ms. Fields and Messrs. Newman, Kramer and Davis

2020: Ms. Fields and Messrs. Newman and Kramer, as well as John D. Sims, former Executive Vice President for the Company’s HPMC business who retired in mid-2021
and Patrick J. DeCourcy, former Senior Vice President, Finance and Chief Financial Officer, who retired in January 2020.

Peer Group Issuers, Footnote	The peer group used for the purposes of this table is the S&P MidCap 400 Industrials Index.
PEO Total Compensation Amount	$ 7,670,554	$ 11,007,608	$ 7,590,345	$ 5,710,651
PEO Actually Paid Compensation Amount	$ 35,206,270	32,090,373	6,677,580	1,229,666
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to CEO

Year	Amounts Reflected in Summary Compensation Table ($)			YE Fair Value of Equity Compensation granted in Current Year ($) (4)	Change in CY Fair Value of Unvested Prior Year Equity Awards ($) (5)	Change in CY Fair Value of Equity Awards Vesting in CY ($) (5)	Compensation Actually Paid ($)
	Total Compensation (1)	Pension Value (2)	Equity Value (3)

2023	7,670,554	(17,259)	(4,774,796)	8,913,063	13,040,130	10,374,578	35,206,270

2022	11,007,608	—	(7,555,702)	18,204,232	8,330,568	2,103,668	32,090,373

2021	7,590,345	—	(4,428,259)	3,040,422	(43,181)	518,253	6,677,580

2020	5,710,651	(45,679)	(4,128,163)	1,035,179	(1,234,013)	(108,309)	1,229,666

(1)	As determined in accordance with Item 402(c) and reflected on the Summary Compensation Table.

(2)
Amount shown for 2020 reflects the actuarial change in the present value of Mr. Wetherbee’s benefits under all defined benefit pension plans established by the Company, determined using interest rate and mortality rate assumptions consistent with those used in the Company’s financial statements. Effective December 31, 2014, the Company froze future benefit accruals in the ATI Pension Plan for all participating employees other than those in contractual employment arrangements. Also effective December 31, 2014, the Company froze the defined benefit-type non-qualified
deferred compensation plans in which salaried employees participate, including the defined benefit portion of the ATI Benefit Restoration Plan in which Mr. Wetherbee participates. In 2020, the discount rate used was 2.6% and had the effect of increasing the pension benefit to Mr. Wetherbee.

(3)
Aggregate grant date fair value, determined in accordance with FASB ASC Topic 718, of awards made to Mr. Wetherbee under the Company’s LTIP in 2023, 2022, 2021 and 2020 as indicated. Grant date fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the applicable grant date. Grant date fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(4)
Aggregate
year-end
2023, 2022, 2021 and 2020 (as applicable) fair value of the awards described in footnote (3) above.
Year-end
fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the last trading day of the applicable year.
Year-end
fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(5)	Changes in fair value determined by comparing fair values determined in the manner described above with comparable prior year values.

Non-PEO NEO Average Total Compensation Amount	$ 2,902,853	4,410,737	2,792,700	2,107,531
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,593,071	11,733,557	2,480,715	692,423
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid to
Non-CEO
NEOs

Year	Amounts Reflected in Summary Compensation Table ($)			YE Fair Value of Equity Compensation granted in Current Year ($) (4)	Change in CY Fair Value of Unvested Prior Year Equity Awards ($) (5)	Change in CY Fair Value of Equity Awards Vesting in CY ($) (5)	Prior Year-End Fair Value of Equity Awards Forfeited in CY ($) (6)	Compensation Actually Paid ($)
	Total Compensation (1)	Pension Value (2)	Equity Value (3)

2023	2,902,853	—	(1,549,120)	2,776,371	5,712,179	2,750,786	—	12,593,071

2022	4,410,737	—	(2,766,323)	6,781,978	2,710,245	596,920	—	11,733,557

2021	2,792,700	—	(1,392,976)	1,003,087	(12,807)	90,710	—	2,480,715

2020	2,107,531	(161,741)	(1,108,151)	393,196	(387,167)	(86,442)	(64,803)	692,423

(1)	As determined in accordance with Item 402(c) and reflected on the Summary Compensation Table

(2)
Amount shown for 2020 reflects the actuarial change in the present value of benefits for Mr. Sims, who retired in 2021, under all defined benefit pension plans established by the Company, determined using interest rate and mortality rate assumptions consistent with those used in the Company’s financial statements. Effective December 31, 2014, the Company froze future benefit accruals in the ATI Pension Plan for all participating employees other than those in contractual employment arrangements. Also effective December 31, 2014, the Company froze the defined benefit-type non-qualified
deferred compensation plans in which salaried employees participate, including the defined benefit portion of the ATI Benefit Restoration Plan in which Mr. Sims participated. In 2020, the discount rate used was 2.6% and had the effect of increasing the pension benefit to Mr. Sims.

(3)
Average grant date fair value, determined in accordance with FASB ASC Topic 718, of awards made to NEOs under the Company’s LTIP in 2022, 2021 and 2020 as indicated. Grant date fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the applicable grant date. Grant date fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(4)
Average
year-end
2023, 2022, 2021 and 2020 (as applicable) fair value of the awards described in footnote (3) above.
Year-end
fair values for RSUs granted in each such year are based on the average of the high and low trading prices for a share of ATI stock on the last trading day of the applicable year.
Year-end
fair values for PSUs granted in each such year, including BPUs, were estimated using Monte Carlo simulations of stock price correlation, projected dividend yields and other variables over three-year time horizons matching the applicable PSU performance measurement periods.

(5)	Changes in fair value determined by comparing fair values determined in the manner described above with comparable prior year values.

(6)	Includes amounts forfeited by Mr. DeCourcy in connection with his retirement.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
For 2023, the performance measures listed below were identified as the most important to ATI’s compensation-setting process for named executive officers. The importance of EBITDA and cash flow is reflected in our use of these measures when setting performance standards applicable to annual short-term incentive program, while the importance of both relative and absolute TSR are reflected in the performance criteria established for our longer-term, performance vested equity awards.

Performance Measures:	Other Factors We Consider:

Net Income Adjusted EBITDA Operating Cash Flow Free Cash Flow Relative Total Shareholder Return Absolute Total Shareholder Return
As discussed in greater detail in the “Compensation Discussion and Analysis” portion of this Proxy Statement, in addition to the performance measures listed here, our Compensation and Leadership Development Committee considers a range of factors in determining compensation, including among others: compensation levels among our benchmarking peer group; shareholder feedback; the advice of our independent compensation consultants and other advisors; our effectiveness in attracting and retaining the talent necessary to pursue our strategic goals; and the Committee’s overall evaluation of the individual performance of our CEO and each NEO, both in general and relative to their individual strategic goals for the year.

Reconciliations of Adjusted EBITDA to Net Income (Loss) Attributable to ATI (the most directly comparable GAAP measure) are provided (a) for 2023 on page 37 of our Annual Report on Form
10-K
for the year ended December 31, 2023, which we filed with the SEC on February 23, 2024, (b) for 2022 and 2021, on page 32 of our Annual Report on Form
10-K
for the year ended December 31, 2022, which we filed with the SEC on February 24, 2023 and (b) for 2020, on page 37 of our Annual Report on Form
10-K
for the year ended December 31, 2020, which we filed with the SEC on February 26, 2021.

Total Shareholder Return Amount	$ 220.09	144.53	7,711	81.17
Peer Group Total Shareholder Return Amount	174.04	132.42	149.62	116.49
Net Income (Loss)	$ 410,800,000	$ 323,500,000	$ 184,600,000	$ (1,559,600,000)
Company Selected Measure Amount	634,600,000	612,800,000	366,500,000	196,300,000
PEO Name	Robert S. Wetherbee
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
PEO | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,259)			$ (45,679)
PEO | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,774,796)	$ (7,555,702)	$ (4,428,259)	(4,128,163)
PEO | Fair Value Of Equity Compensation Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,913,063	18,204,232	3,040,422	1,035,179
PEO | Change in Fair Value of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,040,130	8,330,568	(43,181)	(1,234,013)
PEO | Change in Fair Value of Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,374,578	2,103,668	518,253	(108,309)
Non-PEO NEO | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(161,741)
Non-PEO NEO | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,549,120)	(2,766,323)	(1,392,976)	(1,108,151)
Non-PEO NEO | Fair Value Of Equity Compensation Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,776,371	6,781,978	1,003,087	393,196
Non-PEO NEO | Change in Fair Value of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,712,179	2,710,245	(12,807)	(387,167)
Non-PEO NEO | Change in Fair Value of Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,750,786	$ 596,920	$ 90,710	(86,442)
Non-PEO NEO | Fail Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (64,803)